Voya Index Solution 2060 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2060 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,202
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	604
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	907
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,085